FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 325.3	$ 388.8
Cash flow hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	280.7	346.6
Fair value hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 44.6	$ 42.2